Condensed Interim Consolidated Statements of Changes in Equity (Unaudited) (Parenthetical) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Statement of changes in equity [abstract]
Issuance expenses	$ 2,290	$ 2,290